Note 18 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Trade payables	$ 5,644	$ 2,158	$ 185
Accruals	3,008	1,297	1
Related party payable		1,445
Treasury shares (see note 25 for further details)		592
Payroll liabilities	504	1,972
Sales tax payable	310	412
Deferred income	1,544	305
Other creditors	3,072	81
Total	$ 14,082	$ 8,262	$ 186